S000068817 [Member] Annual Fund Operating Expenses - iShares ESG Advanced Total USD Bond Market ETF			56 Months Ended
		Feb. 28, 2025	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination			June 30, 2030
iShares ESG Advanced Total USD Bond Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	[1]	0.12%
Distribution and Service (12b-1) Fees	[1]	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.00%
Acquired Fund Fees and Expenses	[1],[2]	0.00%
Expenses (as a percentage of Assets)	[1]	0.12%
Fee Waiver or Reimbursement	[1],[2]	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.12%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The amount rounded to 0.00%.